Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Material Accounting Policies [Abstract]
Schedule of Subsidiaries of the Company

The subsidiaries of the Company are as follows:

	Country of Incorporation	Holding	Functional Currency
Cannahealth Ltd. (“Cannahealth”)	Malta	100%	EUR
Bophelo Holdings Ltd. (“Bophelo H”)	United Kingdom	100%	GBP
Bophelo Bio Science and Wellness (Pty) Ltd. (“Bophelo”)	Lesotho	100%	LSL
Canmart Ltd. (“Canmart”)	United Kingdom	100%	GBP
Holigen Holdings Limited (“Holigen”)	Portugal	100%	EUR
RPK Biopharma Unipessoal Lda. (“RPK”)*	Portugal	0%	EUR
1371011 BC Ltd. (“1371011”)	Canada	100%	CAD
1468243 BC Ltd. (“1468243”)	Canada	100%	CAD

*	RPK was sold during the year ended December 31, 2024

Schedule of Estimated Useful Lives for the Current and Comparative Periods	The estimated useful lives for the current and comparative periods are as follows:
Plant and equipment	10 years
Leasehold improvements	5 years
Motor Vehicles	4 years
Computers	3 years
Furniture and fixtures	6 years